RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Administrative fees	$ 30,195	$ 17,230	$ 8,500
Fees paid to the entity controlled by CFO	12,000	12,000	12,000
Fees paid to the entity controlled by a Director	10,505	0	0
Equity settled share-based compensation	$ 0	$ 0	$ 640,860